Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

The Fund’s management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure in this Form 10-K or would be required to be recognized in the consolidated financial statements or accompanying notes as of and for the year ended December 31, 2025, except as discussed below.

In January 2026, the Fund issued $700,000 in aggregate principal amount of unsecured notes, which bear interest at a rate of 5.550% per annum and mature on April 15, 2031 (the “April 2031 Notes”). The April 2031 Notes pay interest semi-annually and all principal is due upon maturity. The April 2031 Notes may be redeemed in whole or in part at any time at the Fund’s option at a redemption price equal to par plus a “make whole” premium, if applicable, as determined pursuant to the indenture governing the April 2031 Notes, and any accrued and unpaid interest. The April 2031 Notes were issued at a discount to the principal amount. In connection with the April 2031 Notes, the Fund entered into an interest rate swap for a total notional amount of $700,000 that matures on April 15, 2031. Under the interest rate swap, the Fund will receive a fixed interest rate of 5.550% and pay a floating interest rate based on one-month SOFR plus 1.875%.

In January 2026, the Fund and ASIF Funding II entered into an agreement to amend the SB Funding Facility. The amendment, among other things, (a) increased the total commitments under the SB Funding Facility by $750,000 from $750,000 to $1,500,000, of which $375,000 will become available after the nine month period following the closing date, (b) extended the reinvestment period from October 8, 2027 to July 29, 2028, (c) extended the stated maturity date from April 8, 2034 to January 29, 2035, (d) adjusted the interest rate charged on the SB Funding Facility from SOFR plus an applicable margin of (i) 1.90% during the reinvestment period and (ii) 2.20% following the reinvestment period to SOFR plus an applicable margin of (i) 1.80% during the reinvestment period and (ii) 2.00% following the reinvestment period and (e) adjusted the commitment fee to provide that no such fee will be charged for the first three months after the closing date with respect to the amount of the increase in total commitments under the SB Funding Facility on the closing date. Otherwise, from the closing date, the amendment provides that the commitment fee is adjusted from (x) 0.50% or 1.00% per annum to (y) 0.50%, 0.75% or 1.00% per annum, in each case depending on the aggregate amount of unused commitments under the SB Funding Facility. The other terms of the SB Funding Facility remained materially unchanged.

In February 2026, the Fund and ASIF Funding I entered into an agreement to amend the SG Funding Facility. The amendment, among other things, increased the total commitments under the SG Funding Facility by $500,000 from $1,825,000 to $2,325,000.

Pursuant to the terms of the amendment, the interest rate charged on the SG Funding Facility (i) with respect to the incremental $500,000 commitment of revolving loans and term loans, is at an applicable margin of 1.75% per annum, and (ii) with respect to the existing $1,825,000 commitment, remains at an applicable margin of 1.80% per annum, plus, in each case, an applicable benchmark (Term SOFR, Daily Compounded CORRA, Daily Simple CORRA, or EURIBOR). The other terms of the SG Funding Facility remained materially unchanged.

Effective January 1, 2026, the Fund issued and sold approximately 7,416 Common Shares (consisting of 5,845 Class I shares, 816 Class S shares and 755 Class D shares at an offering price of $27.48 per share for each class of shares), and received approximately $203,805 as payment for such shares.

Effective February 1, 2026, the Fund issued and sold approximately 8,220 Common Shares (consisting of 6,527 Class I shares, 636 Class S shares and 1,057 Class D shares at an offering price of $27.26 per share for each class of shares), and received approximately $224,072 as payment for such shares.

The Fund received approximately $280,152 of net proceeds relating to the issuance of Class I shares, Class S shares and Class D shares for subscriptions effective March 1, 2026. The purchase price per Class I share, Class S share and Class D share will equal the Fund’s NAV per Class I share, Class S share and Class D share, respectively, as of the last calendar day of February 2026 (the “February NAV”), which is generally expected to be available within 20 business days after March 1, 2026. At that time, the number of Class I shares, Class S shares and Class D shares issued to each investor based on the February NAV and such investor’s subscription amount will be determined and Class I shares, Class S shares and Class D shares, as applicable, will be credited to the investor’s account as of the effective date of the share purchase, March 1, 2026.

As previously disclosed, on November 14, 2025, the Fund announced the declaration of regular monthly gross distributions for February and March 2026, in each case for each class of its Common Shares. As previously disclosed, on January 7, 2026, the Fund announced the declaration of regular monthly gross distributions for April, May and June 2026, in each case for each class of our Common Shares. The following table presents the regular monthly gross distributions per share that were declared and payable:

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
February 27, 2026	March 25, 2026	$0.21430	$0.21430	$0.21430
March 31, 2026	April 23, 2026	$0.21430	$0.21430	$0.21430
April 30, 2026	May 21, 2026	$0.21430	$0.21430	$0.21430
May 29, 2026	June 24, 2026	$0.21430	$0.21430	$0.21430
June 30, 2026	July 23, 2026	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.

These distributions will be paid in cash or reinvested in the Common Shares for shareholders participating in the Fund’s distribution reinvestment plan. The net distributions received by shareholders of each of the Class S shares and Class D shares will be equal to the gross distributions in the table above, less specific shareholder servicing and/or distribution fees applicable to such class of the Fund’s Common Shares as of their respective record dates. Class I shares have no shareholder servicing and/or distribution fees.